UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

 SCHEDULE OF INVESTMENTS

 July 31, 2007                                                       (Unaudited)

                                                VALUE
 LSV CONSERVATIVE VALUE        SHARES           (000)
 --------------------------------------------------------
 COMMON STOCK (99.6%)
 AEROSPACE & DEFENSE  (4.3%)
  3M                              3,300        $     294
  General Electric               60,600            2,349
  L-3 Communications Holdings     1,700              166
  Northrop Grumman                5,300              403
  Textron                         1,300              147
                                               ---------
                                                   3,359
                                               ---------
 AIRCRAFT  (0.9%)
  Honeywell International         7,200              414
  Lockheed Martin                 2,900              286
                                               ---------
                                                     700
                                               ---------
 APPAREL RETAIL  (0.3%)
  Gap                            14,100              243
                                               ---------

 APPAREL/TEXTILES  (0.0%)
  Liz Claiborne                     600               21
                                               ---------

 ASSET MANAGEMENT & CUSTODY BANKS  (0.6%)
  Ameriprise Financial            7,500              452
                                               ---------

 AUTOMOTIVE  (0.8%)
  American Axle &
     Manufacturing Holdings      13,200              319
  General Motors                  6,700              217
  TRW Automotive Holdings *       3,000               99
                                               ---------
                                                     635
                                               ---------
 BANKS  (13.2%)
  Bank of America                57,400            2,722
  BB&T                            3,600              135
  Comerica                        6,800              358
  Fannie Mae                      3,000              180
  First Horizon National          3,900              124
  JPMorgan Chase                 48,900            2,152
  Keycorp                        16,000              555
  National City                   8,200              241
  Regions Financial              11,900              358
  SunTrust Banks                 10,700              838
  UnionBanCal                     5,600              309
  US Bancorp                     20,700              620
  Wachovia                        8,200              387
  Washington Mutual              13,300              499
  Wells Fargo                    27,700              935
                                               ---------
                                                  10,413
                                               ---------
 BROADCASTING, NEWSPAPERS & ADVERTISING  (0.7%)
  CBS, Cl B                      16,300              517
  Citadel Broadcasting              215                1
                                               ---------
                                                     518
                                               ---------
 BUILDING & CONSTRUCTION  (0.8%)
  KB Home                           400               13
  Lennox International            7,000              268
  Masco                          12,300              335
                                               ---------
                                                     616
                                               ---------



                                                VALUE
                               SHARES           (000)
 --------------------------------------------------------
 CHEMICALS  (2.8%)
  Dow Chemical                   20,400        $     887
  EI Du Pont de Nemours           3,900              182
  Lubrizol                        4,400              276
  PPG Industries                  7,200              549
  Rohm & Haas                       800               45
  RPM International              12,300              289
                                               ---------
                                                   2,228
                                               ---------
 COMMERCIAL PRINTING  (0.2%)
  RR Donnelley & Sons             3,900              165
                                               ---------

 COMMODITY CHEMICALS  (0.1%)
  Lyondell Chemical               2,300              103
                                               ---------

 COMPUTERS & SERVICES  (3.6%)
  Applied Materials              16,800              370
  Computer Sciences *            10,300              574
  Hewlett-Packard                 4,000              184
  International Business Machines 9,100            1,007
  Seagate Technology             21,200              498
  Symantec *                      9,300              179
                                               ---------
                                                   2,812
                                               ---------
 CONSUMER DISCRETIONARY  (0.7%)
  Kimberly-Clark                  3,000              202
  Procter & Gamble                5,700              352
                                               ---------
                                                     554
                                               ---------
 CONSUMER PRODUCTS  (1.5%)
  Brunswick                       4,500              126
  Hasbro                         12,200              342
  Mattel                         18,800              431
  Polaris Industries              5,700              281
                                               ---------
                                                   1,180
                                               ---------
 DIVERSIFIED MANUFACTURING  (0.4%)
  Teleflex                        2,000              153
   Tyco International*            3,475              164
                                               ---------
                                                     317
                                               ---------
 DIVERSIFIED METALS & MINING  (0.6%)
  Freeport-McMoRan Copper &
     Gold                         2,400              226
  Southern Copper                 2,000              225
                                               ---------
                                                     451
                                               ---------
 ELECTRICAL SERVICES  (4.7%)
  American Electric Power         6,400              278
  DTE Energy                     11,900              552
  Edison International            8,000              423
  FirstEnergy                    11,200              680
  NiSource                        2,900               55
  OGE Energy                        900               30
  Pepco Holdings                  6,000              163
  PG&E                            4,000              171
  Pinnacle West Capital           1,400               53
  Progress Energy                 4,200              183
  Puget Energy                    1,500               35
  SCANA                          11,800              441
  TECO Energy                    12,600              203
  TXU                               600               39
  Westar Energy                   7,600              175

 SCHEDULE OF INVESTMENTS

 July 31, 2007                                                       (Unaudited)

                                                VALUE
 LSV CONSERVATIVE VALUE        SHARES           (000)
 --------------------------------------------------------
 ELECTRICAL SERVICES (CONTINUED)
  Xcel Energy                    11,700        $     238
                                               ---------
                                                   3,719
                                               ---------
 FINANCIAL SERVICES  (6.4%)
  AmeriCredit *                   5,900              120
  Bear Stearns                      700               85
  CIT Group                       9,900              408
  Citigroup                      64,600            3,008
  Countrywide Credit Industry     4,800              135
  Discover Financial Services *   3,600               83
  Freddie Mac                     3,000              172
  Goldman Sachs Group             2,300              433
  Lehman Brothers Holdings        2,000              124
  Morgan Stanley                  7,200              460
                                               ---------
                                                   5,028
                                               ---------
 FOOD, BEVERAGE & TOBACCO  (2.2%)
  Altria Group                    2,800              186
  Coca-Cola Enterprises          10,200              231
  ConAgra Foods                  16,300              413
  Kraft Foods, Cl A                 692               23
  Molson Coors Brewing, Cl B      1,900              169
  Pepsi Bottling Group            7,000              234
  Reynolds American               2,700              165
  Supervalu                       4,000              167
  Universal                       2,400              133
                                               ---------
                                                   1,721
                                               ---------
 FOREST PRODUCTS  (0.1%)
  Weyerhaeuser                      800               57
                                               ---------

 GAS/NATURAL GAS  (0.2%)
  AGL Resources                   3,800              143
                                               ---------

 GENERAL MERCHANDISE STORES  (0.4%)
  Family Dollar Stores           10,400              308
                                               ---------

 HEALTH CARE EQUIPMENT  (0.2%)
  Covidien *                      3,475              142
                                               ---------

 HOUSEHOLD PRODUCTS  (0.0%)
  Valspar                           700               19
                                               ---------

 HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES  (0.9%)
  Ethan Allen Interiors           8,300              284
  Leggett & Platt                 6,600              137
  Whirlpool                       2,600              265
                                               ---------
                                                     686
                                               ---------
 INSURANCE  (10.1%)
  Allstate                        9,400              500
  American International Group   24,700            1,585
  Assurant                        8,200              416
  Chubb                          13,700              691
  Cigna                           3,100              160
  Commerce Group                  5,300              152
  First American                  1,200               55
  Genworth Financial, Cl A       17,900              546



                                                VALUE
                               SHARES           (000)
 --------------------------------------------------------
 INSURANCE (CONTINUED)
  Hartford Financial Services
     Group                        3,300        $     303
  Lincoln National                8,800              531
  MBIA                            4,600              258
  Old Republic International      8,500              156
  Principal Financial Group       1,500               85
  Prudential Financial           10,000              886
  Torchmark                       2,700              166
  Travelers                      17,800              904
  XL Capital, Cl A                7,100              553
                                               ---------
                                                   7,947
                                               ---------
 LEASING & RENTING  (0.3%)
  WW Grainger                     2,300              201
                                               ---------

 MACHINERY  (2.3%)
  Black & Decker                  3,100              268
  Caterpillar                     6,200              489
  Deere                             800               96
  Eaton                           3,000              292
  Ingersoll-Rand, Cl A            7,500              377
  Parker Hannifin                 2,600              257
                                               ---------
                                                   1,779
                                               ---------
 MORTGAGE REIT'S  (0.1%)
  American Home Mortgage
     Investment                   1,000                1
  RAIT Financial Trust            6,600               68
                                               ---------
                                                      69
                                               ---------
 MULTIMEDIA  (0.8%)
  Time Warner                    28,400              547
  Walt Disney                     2,800               92
                                               ---------
                                                     639
                                               ---------
 OFFICE ELECTRONICS  (0.8%)
  Xerox *                        34,100              595
                                               ---------
 OFFICE EQUIPMENT  (0.3%)
  Steelcase, Cl A                16,000              279
                                               ---------

 OIL & GAS STORAGE & TRANSPORTATION  (0.3%)
  Overseas Shipholding Group      3,500              272
                                               ---------

 PAPER & PAPER PRODUCTS  (0.7%)
  International Paper            15,900              589
                                               ---------

 PAPER PACKAGING  (0.1%)
  Sonoco Products                 1,600               59
                                               ---------

 PETROLEUM & FUEL PRODUCTS  (14.4%)
  Apache                          2,700              218
  Chevron                        29,400            2,507
  ConocoPhillips                 23,400            1,892
  Exxon Mobil                    54,300            4,623
  GlobalSantaFe                   2,000              143
  Marathon Oil                   17,100              944
  Occidental Petroleum            2,600              147
  Patterson-UTI Energy           12,600              289
  Sunoco                          4,900              327

 SCHEDULE OF INVESTMENTS

 July 31, 2007                                                       (Unaudited)

                                                VALUE
 LSV CONSERVATIVE VALUE        SHARES           (000)
 --------------------------------------------------------
 PETROLEUM & FUEL PRODUCTS (CONTINUED)
  Tesoro                          4,400        $     219
                                               ---------
                                                  11,309
                                               ---------
 PETROLEUM REFINING  (1.1%)
  Devon Energy                    2,900              216
  Hess                            2,300              141
  Valero Energy                   8,200              550
                                               ---------
                                                     907
                                               ---------
 PHARMACEUTICALS  (6.7%)
  Eli Lilly                       3,500              189
  Johnson & Johnson              26,300            1,591
  King Pharmaceuticals *         10,000              170
  Merck                           7,600              378
  Mylan Laboratories             19,600              314
  Pfizer                         98,300            2,311
  Watson Pharmaceuticals *        4,500              137
  Wyeth                           4,200              204
                                               ---------
                                                   5,294
                                               ---------
 PRINTING & PUBLISHING  (0.7%)
  Gannett                         7,300              364
  Lexmark International, Cl A *   4,200              166
  Tribune                           465               13
                                               ---------
                                                     543
                                               ---------
 RAILROADS  (0.6%)
  CSX                             2,300              109
  Norfolk Southern                5,500              296
  Union Pacific                     500               59
                                               ---------
                                                     464
                                               ---------
 REINSURANCE  (0.7%)
  Everest Re Group                4,200              413
  Reinsurance Group of America    2,900              154
                                               ---------
                                                     567
                                               ---------
 RETAIL  (3.5%)
  Brinker International           4,900              132
  CBRL Group                        700               27
  Darden Restaurants              6,800              290
  Home Depot                     21,100              784
  Kroger                         16,000              415
  McDonald's                      2,100              101
  Ruby Tuesday                    5,800              129
  Wal-Mart Stores                18,900              868
                                               ---------
                                                   2,746
                                               ---------
 SECURITIES BROKERAGE/DEALERS  (1.3%)
  Merrill Lynch                  14,200            1,054
                                               ---------

 SEMI-CONDUCTORS/INSTRUMENTS  (0.3%)
  Intel                           1,600               38
  Novellus Systems *              1,900               54
  Tyco Electronics *              3,475              124
                                               ---------
                                                     216
                                               ---------
 SPECIALIZED REIT'S  (0.5%)
  Hospitality Properties Trust    6,300              242
  Sunstone Hotel Investors        6,600              164
                                               ---------
                                                     406
                                               ---------


                                                 VALUE
                      SHARES/FACE AMOUNT (000)   (000)
 --------------------------------------------------------
 SPECIALTY CHEMICALS  (0.3%)
  Sherwin-Williams                3,600        $     251
                                               ---------

 STEEL & STEEL WORKS  (1.3%)
  Alcoa                          15,000              573
  Nucor                           3,000              151
  United States Steel             2,700              265
                                               ---------
                                                     989
                                               ---------
 TELEPHONES & TELECOMMUNICATIONS  (5.8%)
  AT&T                           67,800            2,655
  Verizon Communications         44,400            1,892
                                               ---------
                                                   4,547
                                               ---------
 TOTAL COMMON STOCK
       (Cost $81,515)                             78,312
                                               ---------

 REPURCHASE AGREEMENT (25.1%)
   Morgan Stanley
   5.000%, dated 07/31/07, to
   be repurchased on 08/01/07,
   repurchase price $19,731,958
   (collateralized by a U.S.
   Treasury obligation, par
   value $16,308,661, 3.500%,
   01/15/11; with total market
   value $20,123,844)
                                $19,729           19,729
                                               ---------
 TOTAL REPURCHASE AGREEMENT
       (Cost $19,729)                             19,729
                                               ---------
 TOTAL INVESTMENTS  (124.7%)
   (Cost $101,244)  +                          $  98,041
                                               =========

 PERCENTAGES ARE BASED ON NET ASSETS OF $78,633(000).

*    NON-INCOME PRODUCING SECURITY.
CL   CLASS
REIT REAL ESTATE INVESTMENT TRUST

+ AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $101,244(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $943(000) AND $(4,146)(000), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENTS.





                                                                 LSV-QH-002-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007

By (Signature and Title)*                   /s/ Michael Lawson
                                            -------------------------------
                                            Michael Lawson
                                            Controller & CFO

Date: September 19, 2007

* Print the name and title of each signing officer under his or her signature.